36. Financial instruments and risk management (Details Narrative) R$ in Thousands		2 Months Ended		9 Months Ended	12 Months Ended
	Aug. 31, 2018 BRL (R$) Number	Feb. 28, 2019 BRL (R$)	Nov. 30, 2018 BRL (R$) Number	Jun. 30, 2019 BRL (R$) Number	Dec. 31, 2019 BRL (R$)	Dec. 31, 2018
Financial instruments and risk management [line items]
Nominal amount					R$ 1,500,000
Strike price (in R$ per share) | Number	4
Derivate amount purchased on spot price	R$ 1,000,000	R$ 1,000,000	R$ 5,600,000	R$ 11,700,000
Spot price (in R$ per share) | Number			4.157	3.7655
USD
Financial instruments and risk management [line items]
Derivate purchase amount				R$ 11,100,000
Accounts Receivable [Member] | One Customer Concentration Risk [Member]
Financial instruments and risk management [line items]
Concentration risk, percentage					10.50%
Top Of Range [Member] | Accounts Receivable [Member]
Financial instruments and risk management [line items]
Concentration risk, percentage					10.00%	10.00%